STOCKHOLDERS' EQUITY (Details 5)	12 Months Ended
	Dec. 31, 2016 shares
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	7,611,904
Exercise Price $2.00 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	6,250,000
Weighted Average Remaining Contractual Life (in years)	4 years 11 months 26 days
Exercise Price $2.00 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	1,049,376	[1]
Weighted Average Remaining Contractual Life (in years)	4 years 6 months 18 days	[1]
Exercise Price $2.50[Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	150,000
Weighted Average Remaining Contractual Life (in years)	2 years 11 months 19 days
Exercise Price $8.40 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	20,833
Weighted Average Remaining Contractual Life (in years)	4 years 9 months 25 days
Exercise Price $13.79 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	116,666
Weighted Average Remaining Contractual Life (in years)	4 years 4 months 17 days
Exercise Price $90.00 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	20,417
Weighted Average Remaining Contractual Life (in years)	1 year 10 months 2 days
Exercise Price $420.00 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	59
Weighted Average Remaining Contractual Life (in years)	1 year 3 months
Exercise Price $1,380.00 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	1,209
Weighted Average Remaining Contractual Life (in years)	3 years 1 month 6 days
Exercise Price $2,400.00 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	353
Weighted Average Remaining Contractual Life (in years)	3 years 1 month 24 days
Exercise Price $2,625.00 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	143
Weighted Average Remaining Contractual Life (in years)	1 year 10 months 17 days
Exercise Price $8,244.00 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	2,723
Weighted Average Remaining Contractual Life (in years)	1 year 7 months 28 days
Exercise Price $10,500.00 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	118
Weighted Average Remaining Contractual Life (in years)	1 year 14 days
Exercise Price $42,000.00 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	7
Weighted Average Remaining Contractual Life (in years)	2 months 12 days

[1]	Represents group of warrants repriced from $6.85 to $2.00